RELATED PARTY TRANSACTIONS - Schedule of Related Party Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Payables due to related parties	$ (225)	$ (348)
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	7	0
Affiliated entity
Related Party Transaction [Line Items]
Receivables due from related parties	356	228
Affiliated entity | Seatankers Management Norway AS
Related Party Transaction [Line Items]
Receivables due from related parties	16	18
Affiliated entity | Frontline Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	0	162
Affiliated entity | Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Receivables due from related parties	282	0
Payables due to related parties	0	(85)
Affiliated entity | Frontline Management AS
Related Party Transaction [Line Items]
Receivables due from related parties	12	1
Affiliated entity | SFL Corporation Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	2	0
Payables due to related parties	0	(1)
Affiliated entity | Northern Ocean Limited
Related Party Transaction [Line Items]
Receivables due from related parties	37	47
Affiliated entity | Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(43)	0
Affiliated entity | Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(24)	(30)
Affiliated entity | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Payables due to related parties	$ (158)	$ (232)